Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Class of Asset

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of
	leasehold improvements or the lease term	Nil